INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax rate			(7.00%)	31.00%	14.00%
Income tax statutory tax rate			25.00%	25.00%	25.00%
Principal income tax rate, percentage				25.00%
Operating loss carryforwards, valuation allowance			$ 86,067	$ 35,001	$ 19,662
ZDSE [Member]
Income tax preferential tax rate	2.50%	5.00%	10.00%
HHMT [Member]
Income tax preferential tax rate	2.50%		10.00%	10.00%
Zhongdehui (sz) Development Co., Ltd (“ZDSE”) [Member]
Income tax statutory tax rate	2.50%
Shenzhen Huahui Media Technology Co Ltd [Member]
Income tax statutory tax rate	2.50%
HONG KONG
Income tax rate	16.50%		16.50%	16.50%
CHINA
Income tax rate	25.00%		25.00%
Income tax statutory tax rate				25.00%